Subsequent Events - Loan Agreements (Details) - USD ($) $ in Millions						1 Months Ended				3 Months Ended
	Apr. 01, 2025	Apr. 01, 2024	May 02, 2023	May 01, 2023	Jan. 12, 2023	Aug. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2023	Mar. 31, 2021
Silicon Valley Bank | Loan and Security Agreement | Senior Term Loan
Debt Instrument [Line Items]
Outstanding principal balance										$ 4.4
Long-Term Debt, Weighted Average Interest Rate, at Point in Time										4.25%
Duration of remaining monthly payments										36 months
Debt Instrument, Maturity Date										Apr. 01, 2026
Silicon Valley Bank | Loan and Security Agreement | Senior Term Loan | Annual Interest Rate (Greater of Prime +1% or 4.25%) | Base Rate
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										4.25%
Silicon Valley Bank | Loan and Security Agreement | Senior Term Loan | Annual Interest Rate (Greater of Prime +1% or 4.25%) | Prime Rate
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate										1.00%
Silicon Valley Bank | Loan and Security Agreement | Senior Term Loan | Financial Covenants
Debt Instrument [Line Items]
Cash balance to maintain										$ 2.0
Annual revenue target										50.0
Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan
Debt Instrument [Line Items]
Outstanding principal balance										$ 30.0	$ 30.0
Long-Term Debt, Weighted Average Interest Rate, at Point in Time										9.25%
Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan | Annual Interest Rate (Greater of Prime +6% or 9.25%) | Base Rate
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										9.25%
Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan | Annual Interest Rate (Greater of Prime +6% or 9.25%) | Prime Rate
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate										6.00%
Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan Tranche A
Debt Instrument [Line Items]
Outstanding principal balance											15.0
Duration of remaining monthly payments										36 months
Debt Instrument, Maturity Date										Mar. 31, 2027
Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan Tranche B
Debt Instrument [Line Items]
Outstanding principal balance											$ 15.0
Duration of remaining monthly payments										36 months
Debt Instrument, Maturity Date										Mar. 31, 2028
Trinity | Facility Term Debt Agreement | Facility Term Loan
Debt Instrument [Line Items]
Additional payment due on loan draw downs										$ 0.4
Reclassification of term loan payment to long-term debt										0.3
Outstanding principal balance										$ 2.4
Fee percentage on total amount drawn, end of loan term										10.00%
Trinity | Facility Term Debt Agreement | Facility Term Loan | June 2020
Debt Instrument [Line Items]
Draws on term loan									$ 2.9
Trinity | Facility Term Debt Agreement | Facility Term Loan | September 2020
Debt Instrument [Line Items]
Draws on term loan								$ 0.6
Trinity | Facility Term Debt Agreement | Facility Term Loan | December 2020
Debt Instrument [Line Items]
Draws on term loan							$ 0.9
Trinity | Facility Term Debt Agreement | Facility Term Loan | August 2021
Debt Instrument [Line Items]
Draws on term loan						$ 0.5
Subsequent event | Silicon Valley Bank | Mezzanine Term Loan | Revenue covenant 12 months ended 2023
Debt Instrument [Line Items]
Revenue covenant threshold			$ 50.0
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Senior Term Loan
Debt Instrument [Line Items]
Outstanding principal balance					$ 4.4
Duration of remaining monthly payments				36 months
Debt Instrument, Maturity Date					Apr. 01, 2026
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Senior Term Loan | Annual Interest Rate (Greater of Prime +1% or 4.25%) | Base Rate
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					4.25%
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Senior Term Loan | Annual Interest Rate (Greater of Prime +1% or 4.25%) | Prime Rate
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					1.00%
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Senior Term Loan | Financial Covenants | Minimum
Debt Instrument [Line Items]
Cash balance to maintain					$ 2.0
Annual revenue target					$ 50.0
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Senior Term Loan | As of 12/31/2022
Debt Instrument [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time					9.00%
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan
Debt Instrument [Line Items]
Outstanding principal balance			6.1
Debt Instrument, Face Amount					$ 30.0
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan | Annual Interest Rate (Greater of Prime +6% or 9.25%) | Base Rate
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					9.25%
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan | Annual Interest Rate (Greater of Prime +6% or 9.25%) | Prime Rate
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					6.00%
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan | Financial Covenants | Minimum
Debt Instrument [Line Items]
Cash balance to maintain					$ 2.0
Annual revenue target					$ 50.0
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan | As of 12/31/2022
Debt Instrument [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time					14.00%
Outstanding principal balance					$ 30.0
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan Tranche A
Debt Instrument [Line Items]
Duration of remaining monthly payments		36 months
Debt Instrument, Maturity Date					Mar. 31, 2027
Debt Instrument, Face Amount					$ 15.0
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan Tranche B
Debt Instrument [Line Items]
Duration of remaining monthly payments	36 months
Debt Instrument, Maturity Date					Mar. 31, 2028
Debt Instrument, Face Amount					$ 15.0
Subsequent event | Trinity | Facility Term Debt Agreement | Facility Term Loan
Debt Instrument [Line Items]
Outstanding principal balance					2.6
Additional payment due on loan draw downs					0.4
Reclassification of term loan payment to long-term debt					$ 0.3
Debt Instrument, Maturity Date					Apr. 01, 2026
Fee percentage on total amount drawn, end of loan term					10.00%
Subsequent event | Trinity | Facility Term Debt Agreement | Facility Term Loan | June 2020
Debt Instrument [Line Items]
Draws on term loan					$ 2.9
Subsequent event | Trinity | Facility Term Debt Agreement | Facility Term Loan | September 2020
Debt Instrument [Line Items]
Draws on term loan					0.6
Subsequent event | Trinity | Facility Term Debt Agreement | Facility Term Loan | December 2020
Debt Instrument [Line Items]
Draws on term loan					0.9
Subsequent event | Trinity | Facility Term Debt Agreement | Facility Term Loan | August 2021
Debt Instrument [Line Items]
Draws on term loan					$ 0.5
Subsequent event | Payment Deferral | Silicon Valley Bank | Mezzanine Term Loan
Debt Instrument [Line Items]
Outstanding principal balance			$ 6.1